Employee benefits - Summary of Net Periodic Cost Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of defined benefit plans [line items]
Service cost	$ 18.7	₨ 1,364.8	₨ 1,339.9
Net interest cost / (income)	0.5	35.4	(62.2)
Net periodic cost	$ 19.2	₨ 1,400.2	₨ 1,277.7